Income Taxes - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Increase in valuation allowance	$ 16,955,313	$ 2,515,200	$ 2,515,200	$ 2,058,085
Operating loss carryforwards, Net	$ 85,158,720		$ 32,549,767
Foreign tax credits, expiration	8 years		8 years
Unrecognized tax benefits	$ 0	$ 0	$ 0	$ 0